Changes in Accounting Policies and Disclosures - Summary of Consolidated Statement of Profit or Loss (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Profit Or Loss [line items]
Revenue	¥ 115,278	¥ 102,475	¥ 98,904
Operating profit	9,309	9,431	12,486
Profit before income tax	3,856	8,610	6,497
Income tax expense	(926)	(1,800)	(1,542)
Profit for the year	2,930	6,810	4,955
Profit attributable to:
Equity holders of the Company	2,698	6,342	4,498
Non-controllinginterests	232	468	457
Profit/Loss	¥ 2,930	¥ 6,810	¥ 4,955
Earnings per share attributable to the equity holders of the Company during the year
- Basic and diluted (RMB)	¥ 0.19	¥ 0.44	¥ 0.33
Adoption of IFRS 15 [Member]
Disclosure Of Profit Or Loss [line items]
Revenue	¥ 115,278
Operating profit	9,309
Profit before income tax	3,856
Income tax expense	(926)
Profit for the year	2,930
Profit attributable to:
Equity holders of the Company	2,698
Non-controllinginterests	232
Profit/Loss	¥ 2,930
Earnings per share attributable to the equity holders of the Company during the year
- Basic and diluted (RMB)	¥ 0.19
Previously Stated [Member]
Disclosure Of Profit Or Loss [line items]
Revenue	¥ 115,000
Operating profit	9,031
Profit before income tax	3,578
Income tax expense	(856)
Profit for the year	2,722
Profit attributable to:
Equity holders of the Company	2,492
Non-controllinginterests	230
Profit/Loss	¥ 2,722
Earnings per share attributable to the equity holders of the Company during the year
- Basic and diluted (RMB)	¥ 0.17
Increase (decrease) due to application of IFRS 15 [member]
Disclosure Of Profit Or Loss [line items]
Revenue	¥ 278
Operating profit	278
Profit before income tax	278
Income tax expense	(70)
Profit for the year	208
Profit attributable to:
Equity holders of the Company	206
Non-controllinginterests	(2)
Profit/Loss	¥ 208
Earnings per share attributable to the equity holders of the Company during the year
- Basic and diluted (RMB)	¥ 0.02